ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of amortized over their estimated useful lives

Years of estimated useful life
Service concession arrangement	2
Software	4

Disclosure of estimated useful lives

Years of estimated useful life
Machinery and equipment	3-10 years
Other fixtures, fittings and tools	3-15 years

Disclosure of Standards and Amendments

Standards and Amendments		Mandatory application: annual periods beginning on or after

IFRS 17 - Insurance Contracts

Replaces IFRS 4 and clarifies the principles of registration, measurement, presentation and disclosure of insurance contracts in order to ensure that the entity provides relevant and reliable information that allows the users of the information to determine the effects of the contracts on their financial statements.

1 January 2023

Amendments to IAS 1- Presentation of Financial Statements, disclosure of accounting policies and IFRS Practice Statement 2, Making Materiality Judgements

Clarifications regarding the presentation of liabilities as current and non-current.

The amendments will help improve disclosures on accounting policies to provide more useful information to investors and other primary users of financial statements.

The IASB also amended IFRS Practice Statement 2 to include guidance and examples on applying materiality to accounting policy disclosures.

1 January 2023

Amendments to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates	The amendments will make it easier to distinguish between changes in accounting estimates and changes in accounting policies.	1 January 2023

Amendment to IAS 12 - Deferred tax on leases and decommissioning obligations	The amendments will clarify that the exceptions to initial recognition are not applicable when there are taxable and deductible timing differences for the same amount.	1 January 2023

Standards and Amendments		Mandatory application: annual periods beginning on or after

Amendment to IAS 1 - Classification of Liabilities as Current or Non-current. Non-current Liabilities with Covenants

The amendment clarifies a criterion in IAS 1 for classifying a liability as non-current. The requirement for an entity to have the right to defer settlement of the liability for at least 12 months after the reporting period.

The amendments improve the information an entity provides when its right to defer settlement of a liability for at least twelve months is subject to compliance with covenants. The amendments also respond to stakeholders’ concerns about the classification of such a liability as current or non-current.

1 January 2024

Amendment to IFRS 16 - Lease Liability in a Sale and Leaseback	Lease Liability in a Sale and Leaseback amends IFRS 16 by adding subsequent measurement requirements for sale and leaseback transactions:	1 January 2024